SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                      of

               Franklin Templeton Limited Duration Income Trust
                             One Franklin Parkway
                       San Mateo, California 94403-1906

                                  under the
                        Investment Company Act of 1940

                      Securities Act File No. 333-109190
                   Investment Company Act File No. 811-21357

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission Staff fewer than 30 days prior to the date set for the redemption.

     (1) Title of the class of securities of Franklin Templeton Limited Duration Income Trust (the "Trust") to be redeemed:

                 Auction Preferred Shares, $25,000 per share liquidation value, Series F CUSIP # 35472T408, Series M CUSIP # 35472T200, and Series W CUSIP # 35472T309 (the "Shares").

     (2) The securities are to be called or redeemed on the following dates:

                 Series F on   June 9, 2008
                 Series M on   June 10, 2008
                 Series W on   June 12, 2008

     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

                 The Shares are to be redeemed pursuant to Part I, Section 9(a) of the Franklin Templeton Limited Duration Income Trust Statement of Preferences of Auction Preferred Shares.

     (4) The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

                 Series F: 1,333 Shares selected pro rata among the holders of the Series F Shares in proportion to the number of Series F Shares they hold, representing an aggregate principal amount of $33,325,000.
                 Series M: 1,334 Shares selected pro rata among the holders of the Series M Shares in proportion to the number of Series M Shares they hold, representing an aggregate principal amount of $33,350,000.
                 Series W: 1,333 Shares selected pro rata among the holders of the Series W Shares in proportion to the number of Series W Shares they hold, representing an aggregate principal amount of $33,325,000.


                                   SIGNATURE

      Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of May, 2008.

                                    FRANKLIN TEMPLETON LIMITED DURATION
                                    INCOME TRUST

                                    By:   /s/ STEVEN GRAY
                                          Name:  Steven Gray
                                          Title:  Assistant Secretary